Business Combinations - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			132 Months Ended	138 Months Ended	3 Months Ended		6 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							6 Months Ended
	Jun. 30, 2013 Entity	Jun. 30, 2012 Entity	Jun. 30, 2013 Entity	Jun. 30, 2012 Entity	Dec. 31, 2012 Acquisition	Dec. 31, 2011 Acquisition	Dec. 31, 2010 Acquisition	Dec. 31, 2012 Entity	Jun. 30, 2013 Entity	Jun. 30, 2013 Brokerage [Member]	Jun. 30, 2012 Brokerage [Member]	Jun. 30, 2013 Brokerage [Member]	Jun. 30, 2012 Brokerage [Member]	Dec. 31, 2012 Brokerage [Member]	Dec. 31, 2012 Risk Management [Member]	Mar. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2007 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	May 30, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 31, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 12, 2012 Casanueva Perez S.A.P. de C.V. [Member]	Dec. 31, 2012 2012 Acquisitions [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2013 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Jun. 30, 2013 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2012 Acquisitions Made Prior to 2009 [Member] Entity	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2011 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2010 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Trade Names [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Expiration Lists [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Non-Compete Agreements [Member]	Jun. 30, 2013 2013 Acquisitions [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Market Approach Valuation Technique [Member] Minimum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Market Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member] Trade Names [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member] Expiration Lists [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member] Non-Compete Agreements [Member]
Business Acquisition [Line Items]
Revenue growth rate																							10.00%	12.00%	2.00%	2.00%	6.60%	5.00%										5.00%	10.00%	2.00%	6.60%
Discount rate																							9.00%	10.50%	12.00%	12.00%	13.50%	13.50%										8.00%	8.50%	12.50%	13.50%
Accretion of the discount on acquisition	$ 2.9	$ 2.2			$ 9.3	$ 8.3	$ 6.2
Income expense related to net adjustments	5.4	7.4	3.9	7.3	5.9	14.5	8.8
Expense related to accretion of the discount recorded			5.8	4.6
Number of companies acquired	23	13	39	19	46	22	11	248	257																				4
Aggregate amount of maximum earnout obligations related to acquisitions			379.1		384.8
Aggregate amount of maximum earnout obligations related to acquisitions, recorded in consolidated balance sheet			126.5		139.8
Goodwill	49.2		49.2		308.8			308.8	49.2	49.2		49.2		308.1	0.7					14.5
Expiration lists	54.7		54.7		335.5			335.5	54.7	54.7		54.7		334.3	1.2					15.4													335.5									54.7
Non-compete agreements	1.0		1.0		5.3			5.3	1.0	1.0		1.0		5.3																			5.3									1.0
Trade names	1.5		1.5		3.1			3.1	1.5	1.5		1.5		3.1						0.6													3.1									1.5
Attrition rate																									5.00%	5.00%	11.00%	10.00%												5.00%	11.00%
Expiration lists, amortization period, minimum, years												3 years
Expiration lists, amortization period, maximum, years												15 years
Non-compete agreements, amortization period, minimum, years												3 years
Non-compete agreements, amortization period, maximum, years												5 years
Trade names, amortization period, years												10 years
Amortization of intangible assets related to brokerage segment										0.4	3.1	2.2	3.1
Business acquisition not deductible for income tax purposes																																		3.1	143.2	2.6							1.5	37.4	0.4
Deferred tax liability																																	47.7									9.2
Goodwill related to nondeductible amortizable intangible assets																																	47.7									9.2
Common stock issued related to acquisition, shares			30,000		5,966,000																								425,000	425,000	245,000	1,200,000
Cash Paid			89.6		295.8												11.9				19.3								3.4	3.5	8.2	5.9
Current goodwill related to earnout obligations																													0.1
Annualized revenue of business acquisition																						231.7															40.9
Total revenues related to acquisitions in the aggregate	779.8	661.7	1,461.5	1,216.9	2,650.1	2,371.0																109.2															11.5
Net earnings	93.5	73.7	134.1	101.7	205.2	159.3																1.8															1.7
Equity interest acquired	25.00%		25.00%						25.00%								38.50%		78.30%		21.30%
Increase of ownership interest in CGM																80.00%
Option increase in ownership																100.00%			100.00%
Loss recognized in reduction of goodwill																		3.5
Additional acquisition of equity interest																		41.50%
Carrying value of ownership interest																		13.6
Current liabilities related to earnout obligations																															18.3	4.0
Earnout obligations of acquisitions					5	19	25
Additional goodwill amount																														$ 0.1	$ 30.0	$ 26.7